Contract liabilities and deferred income - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands		1 Months Ended
		Aug. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Contract liabilities and deferred income
Contract liabilities and deferred income			R$ 53,707	R$ 58,524
Current			47,169	49,328
Non-current			6,538	9,196
Refund liability
Contract liabilities and deferred income
Contract liabilities and deferred income	[1]		42,005	45,248
Sales of employees' payroll
Contract liabilities and deferred income
Contract liabilities and deferred income	[2]		2,348	4,173
Deferred income		R$ 7,000
Lease term of the property		5 years
Other liabilities
Contract liabilities and deferred income
Contract liabilities and deferred income			R$ 2,689	R$ 1,603
Somos - Anglo (Predecessor)
Contract liabilities and deferred income
Contract liabilities and deferred income					R$ 78,153	R$ 68,243
Current					72,918	68,243
Non-current					5,235
Somos - Anglo (Predecessor) | Refund liability
Contract liabilities and deferred income
Contract liabilities and deferred income	[3]				68,833	68,149
Somos - Anglo (Predecessor) | Sales of employees' payroll
Contract liabilities and deferred income
Contract liabilities and deferred income	[4]				6,800
Deferred income		R$ 7,000
Lease term of the property		5 years
Somos - Anglo (Predecessor) | Other liabilities
Contract liabilities and deferred income
Contract liabilities and deferred income					R$ 2,520	R$ 94

[1]	Refers to the customers right to return products.
[2]	Refers to deferred income related to the sale of a -year exclusivity to process our Company employees’ payroll to Banco Itaú for R$ thousand, in August 2017. This income will be recognized on a straight-line basis throughout the contract term as “Other Operating income” as the Company believes that the rights of exclusivity are transferred to Itaú over this year.
[3]	Relates to customers’ right to return products.
[4]	Refers to deferred income related to the sale of a 5-year exclusivity to process our Business employees’ payroll to Banco Itaú for R$7,000 thousand, in August 2017. This income will be recognized on a straight line basis throughout the contract term as “Other Operating income” as the Business’ believes that the rights of exclusivity are transferred to Itaú over this period.